Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 49,919	$ 42,685
Restricted cash	0	7,705
Accounts receivable, net of allowance for credit losses of $53 and $71, respectively	109,298	96,330
Inventories	613,913	603,955
Refundable income taxes	2,696	672
Other current assets	3,301	4,307
Total current assets	779,127	755,654
Property, plant and equipment, net	331,280	324,768
Right-of-use assets operating, net	18,792	10,004
Right-of-use assets finance, net	6,843	13,224
Pension assets	108,142	75,733
Other assets	3,574	2,046
Total assets	1,247,758	1,181,429
Current liabilities:
Accounts payable	63,764	43,580
Deferred revenue	3,965	11,140
Accrued vacation	13,467	12,942
Accrued payroll	20,756	10,926
Income taxes payable	305	1,686
Other accrued expenses	26,411	28,592
Current portion of long-term debt, finance and lease obligations	25,259	105,692
Total current liabilities	153,927	214,558
Operating lease obligations	14,343	6,924
Finance lease obligations	3,715	8,377
Deferred income tax liability, net	49,660	32,282
Other liabilities	16,191	15,022
Total liabilities	491,528	548,406
Commitments and Contingencies
Stockholders' equity:
Preferred stock	331	346
Common stock	3,052	3,051
Additional paid-in capital	105,142	102,376
Treasury stock, at cost	(226,074)	(210,669)
Accumulated other comprehensive loss	13,373	(7,836)
Retained earnings	860,406	745,755
Total stockholders' equity	756,230	633,023
Total liabilities and stockholders’ equity	1,247,758	1,181,429
Long Term Debt Excluding Finance Obligation [Member]
Current liabilities:
Long-term debt	239,056	253,822
Can Manufacturing Finance Obligation [Member]
Current liabilities:
Long-term debt	$ 14,636	$ 17,421